Expense Example, No Redemption - INVESCO SUMMIT FUND - CLASS R	Aug. 27, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 125
Expense Example, No Redemption, 3 Years	390
Expense Example, No Redemption, 5 Years	676
Expense Example, No Redemption, 10 Years	$ 1,489